Prospectus Supplement                                            207570    9/03
dated September 22, 2003 to:
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PUTNAM MID CAP VALUE FUND
Prospectuses dated August 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since    Experience
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Thomas J. Hoey            1999     1996-Present          Putnam Management
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Portfolio members         Since    Experience
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J. Frederick Copper       2003     2001-Present          Putnam Management
                                   Prior to Feb. 2001    Wellington Management
                                                         Company LLP
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Edward T. Shadek, Jr.     2000     1997-Present          Putnam Management
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